Average Annual Total Returns{- Consumer Staples Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-21 - Consumer Staples Portfolio	VIP Consumer Staples Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Consumer Staples Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Consumer Staples Portfolio-Initial VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1506 Past 1 year	F1506 Past 5 years	F1506 Past 10 years
Total	11.78%	8.09%	11.00%	18.40%	15.22%	13.88%	11.03%	9.03%	11.89%